Balance Sheets (USD $)	Jun. 30, 2011	Jun. 30, 2010
Current assets:
Cash	$ 3,697	$ 500
Total current assets	3,697	500
Intangible assets	6,485
Total assets	10,182	500
Accounts payable	15,960	644
Total current liabilities	15,960	644
Common stock, par value $0.001, 75,000,000 shares authorized, 5,050,000 and 50,000 issued and outstanding as of June 30, 2011 and June 30, 2010	5,050	50
Additional paid-in capital	(3,550)	450
Deficit accumulated during the development stage	(7,278)	(644)
Total stockholder's deficit	(5,778)	(144)
Total liabilities and stockholder's deficit	$ 10,182	$ 500